Equity - Summary of Non-controlling Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	$ 373,638	$ 368,887	[1]	$ 358,909	[1]
Non-controlling Interests, Profit (Loss)	$ 47,270	48,669		55,432
Enel Distribucion Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.91%
Non-controlling Interests, Equity	$ 6,867	6,121		7,246
Non-controlling Interests, Profit (Loss)	$ 349	(246)		152
Enel Generacin Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	6.45%
Non-controlling Interests, Equity	$ 170,696	176,448		172,405
Non-controlling Interests, Profit (Loss)	$ 34,858	33,566		38,850
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	7.35%
Non-controlling Interests, Equity	$ 11,302	12,212		13,400
Non-controlling Interests, Profit (Loss)	$ 10,323	12,606		12,925
Sociedad Agricola de Cameros Ltda. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	42.50%
Non-controlling Interests, Equity	$ 2,477	2,183		2,437
Non-controlling Interests, Profit (Loss)	$ 61	(35)		(176)
Geotermica del Norte SA [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	15.41%
Non-controlling Interests, Equity	$ 78,624	77,365		75,747
Non-controlling Interests, Profit (Loss)	$ 4	1,643		550
Parque Eolico Talinay Oriente S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	39.09%
Non-controlling Interests, Equity	$ 99,717	89,688		87,478
Non-controlling Interests, Profit (Loss)	$ 2,825	2,222		3,103
Enel X Way Chile S.p.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	37.54%
Non-controlling Interests, Equity	$ 3,739	4,626
Non-controlling Interests, Profit (Loss)	(1,296)	(1,109)
Others. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	216	244		196
Non-controlling Interests, Profit (Loss)	$ 146	$ 22		$ 28

[1]	See Note 3.